FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
FAIR VALUE OF FINANCIAL INSTRUMENTS
We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts. We show the carrying values and the fair values of noncurrent financial assets and liabilities that qualify as financial instruments, determined under current guidance for disclosures on the fair value of financial instruments, in the following table:

	At Year-End 2013		At Year-End 2012
($ in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cost method investments	$16	$17	$21	$23
Senior, mezzanine, and other loans	142	145	180	172
Marketable securities and other debt securities	111	111	56	56
Total long-term financial assets	$269	$273	$257	$251

Senior Notes	$(2,185)	$(2,302)	$(1,833)	$(2,008)
Commercial paper	(834)	(834)	(501)	(501)
Other long-term debt	(123)	(124)	(130)	(139)
Other long-term liabilities	(50)	(50)	(69)	(69)
Total long-term financial liabilities	$(3,192)	$(3,310)	$(2,533)	$(2,717)

We estimate the fair value of our cost method investments by applying a cap rate to stabilized earnings (a market approach using Level 3 inputs). During the 2012 third quarter, we determined that a cost method investment was other-than-temporarily impaired and, accordingly, we recorded the investment at its fair value as of the end of the 2012 third quarter ($12 million) and reflected a $7 million loss in the "Gains (losses) and other income" caption of our Income Statement. We estimated the fair value of the investment using cash flow projections discounted at risk premiums commensurate with market conditions. We used Level 3 inputs for these discounted cash flow analyses and our assumptions included revenue forecasts, cash flow projections, and timing of the sale of each hotel in the underlying investment.
We estimate the fair value of our senior, mezzanine, and other loans, including the current portion, by discounting cash flows using risk-adjusted rates, both of which are Level 3 inputs.
We carry our marketable securities at fair value. Our marketable securities include debt securities of the U.S. Government, its sponsored agencies and other U.S. corporations invested for our self-insurance programs, as well as shares of a publicly traded company, which we value using directly observable Level 1 inputs. The carrying value of these marketable securities at year-end 2013 was $41 million.
In the 2013 second quarter, we acquired a $65 million mandatorily redeemable preferred equity ownership interest in an entity that owns three hotels that we manage. We account for this investment as a debt security (with an amortized cost of $70 million at year-end 2013, including accrued interest income), and we include it in the "Marketable securities and other debt securities" caption in the preceding table. We estimated the $70 million fair value of this security by discounting cash flows using risk-adjusted rates, both of which are Level 3 inputs. This security matures in 2015 subject to annual extensions through 2018. We do not intend to sell this security and it is not more likely than not that we will be required to sell the investment before recovery of the amortized cost basis, which may be at maturity.
In the 2013 second quarter, we received $22 million in net cash proceeds for the sale of a portion of our shares of a publicly traded company (with an amortized cost of $14 million at the date of sale) and recognized an $8 million gain in the "Gains (losses) and other income" caption of our Income Statement. This gain included recognition of unrealized gains that we previously recorded in other comprehensive income. See Footnote No. 12, "Comprehensive Income and Shareholders' (Deficit) Equity" for additional information on the reclassification of these unrealized gains from accumulated other comprehensive income.
We estimate the fair value of our other long-term debt, including the current portion and excluding leases, using expected future payments discounted at risk-adjusted rates, both of which are Level 3 inputs. We determine the fair value of our senior notes using quoted market prices, which are directly observable Level 1 inputs. As noted in Footnote No. 10, "Long-term Debt," even though our commercial paper borrowings generally have short-term maturities of 30 days or less, we classify outstanding commercial paper borrowings as long-term based on our ability and intent to refinance them on a long-term basis. As we are a frequent issuer of commercial paper, we use pricing from recent transactions as Level 2 inputs in estimating fair value. At year-end 2013 and year-end 2012, we determined that the carrying value of our commercial paper approximated its fair value due to the short maturity. Our other long-term liabilities largely consist of guarantees. As noted in the "Guarantees" caption of Footnote No. 1, "Summary of Significant Accounting Policies," we measure our liability for guarantees at fair value on a nonrecurring basis that is when we issue or modify a guarantee, using Level 3 internally developed inputs. At year-end 2013 and year-end 2012, we determined that the carrying values of our guarantee liabilities approximated their fair values based on Level 3 inputs.
See the “Fair Value Measurements” caption of Footnote No. 1, “Summary of Significant Accounting Policies” for more information on the input levels we use in determining fair value.